THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2002
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ---------------
Check here if Amendment [X]; Amendment Number:  1
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /S/ MARK D. LERNER               BALTIMORE, MARYLAND            8/14/02
------------------------------     -----------------------       --------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------
Form 13F Information Table Entry Total:    10
                                           -----------
Form 13F Information Table Value Total:    $88,027
                                           -----------
                                          (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED      NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------      ----

Avant! Corp             Common      053487104   13,652     681,600  SH             SOLE                  SOLE

Collateral
Therapeutics            Common      193921103      259      25,000  SH             SOLE                  SOLE

Deutsche Telekom        Common      251566105    8,408     561,263  SH             SOLE                  SOLE

Digene
Communications          Common      253752109    4,297     120,200  SH             SOLE                  SOLE

Gehl Corp               Common      368483103      294      19,400  SH             SOLE                  SOLE

Immunex                 Common      452528102   50,622   1,674,000  SH             SOLE                  SOLE

Ivex Packaging          Common      465855104    3,667     160,000  SH             SOLE                  SOLE

Nextwave Telecom        Common      65332M103    2,043     801,100  SH             SOLE                  SOLE

ONI System              Common      68273F103      864     140,000  SH             SOLE                  SOLE

Wackenhut Corp B        Common      929794303    3,921     120,400  SH             SOLE                  SOLE

